SIGNIFICANT CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Revenue [Member] | Customer A [Member]
Concentration percentage	43.00%	44.00%
Net Revenue [Member] | Customer C [Member]
Concentration percentage	27.00%	6.00%
Accounts receivable [Member] | Customer A [Member]
Concentration percentage	79.00%	75.00%
Accounts receivable [Member] | Customer D
Concentration percentage	0.00%	17.00%
Accounts receivable [Member] | Customer E
Concentration percentage	14.00%	0.00%